Senior Secured Promissory Note	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Senior Secured Promissory Note

Note 9- Senior Secured Promissory Note

The Senior Secured Promissory Note is as follows:

	June 30, 2025	December 31, 2024
Senior Secured Promissory Note -current	$-	$255,765
Senior Secured Promissory Note -long-term	10,748,408	10,748,408
Total	$10,748,408	$11,004,173

On March 29, 2023, the Company and PCCU entered into definitive transaction documents to settle and restructure the deferred obligation following the Business Combination under which the Company has issued the five-year Senior Secured Promissory Note (the “PCCU Note”) in the principal amount of $14,500,000 bearing interest at 4.25% and a Security Agreement. PCCU has a security interest in substantially all of the Company’s assets.

The PCCU Note amount was to be paid in 54 installments of $295,487 each, covering both principal and interest, starting from November 5, 2023. For the period between March 29, 2023, and October 5, 2023, the Company had paid only the interest portion.

On January 29, 2025, the Company and PCCU agreed to a Letter Agreement to defer principal payments on the PCCU Note for February and March 2025, with interest payments continuing. On March 1, 2025, the Company entered into the Amended PCCU Note, replacing the original note dated March 29, 2023, and the letter agreement. The Amended PCCU Note has a principal balance of $10,748,408, accruing interest at 4.25% annually, with interest-only payments until January 5, 2027, and full repayment by October 5, 2030. The agreement maintains PCCU’s first-priority security interest and on an annual basis a covenant for debt-service coverage ratio of 1.4 to 1.0.

On an annual basis, the Company is required to assess debt covenants. In the event of a payment default, and if such default is not cured within the applicable grace period, PCCU may exercise its rights under the security agreement, which could include accelerating the debt and pursuing remedies that could materially and adversely affect the Company’s operations and financial position.

The repayment schedule for the outstanding principal balance as on June 30, 2025, is as follows:

For The Year Ended December 31,	Amount
2025	$-
2026	-
2027	697,614
2028	790,592
2029	826,047
2030	8,434,155
Total	$10,748,408

Note 9. Senior Secured Promissory Note

	December 31, 2024	December 31, 2023
Senior Secured Promissory Note (current)	$255,765	$3,006,991
Senior Secured Promissory Note (long term)	10,748,408	11,004,175
	$11,004,173	$14,011,166

On March 29, 2023, the Company and PCCU entered into definitive transaction documents to settle and restructure the deferred obligation following the Business Combination under which the Company has issued the five-year Senior Secured Promissory Note (the “PCCU Note”) in the principal amount of $14,500,000 bearing interest at the rate of 4.25% and a Security Agreement, as referenced in Exhibit 3 of the Company’s Quarterly Report on Form 10-Q, filed with the SEC on May 15, 2023, pursuant to which the Company will grant, as collateral for the PCCU Note, a first priority security interest in substantially all of the assets of the Company.

The PCCU Note amount was to be paid in 54 installments of $295,487 each, covering both principal and interest, starting from November 5, 2023. For the period between March 29, 2023, and October 5, 2023, the Company had paid only the interest portion.

On January 29, 2025, the Company and PCCU agreed to a Letter Agreement to defer principal payments on the PCCU Note for February and March 2025, with interest payments continuing. On March 1, 2025, the Company entered into the Amended PCCU Note, replacing the original note dated March 29, 2023 and the letter agreement. The Amended PCCU Note has a principal balance of $10,748,408, accruing interest at 4.25% annually, with interest-only payments until January 5, 2027, and full repayment by October 5, 2030. The agreement maintains PCCU’s first-priority security interest and enforces a DSCR of 1.4 to 1.0.

Upon the effective date of the Amended PCCU Note and as of December 31, 2024, the Company reflected on its Consolidated Balance Sheet the unpaid balance due to PCCU as a non-current liability

The repayment schedule for the outstanding principal balance as on December 31, 2024, is as follows:

Year
2025	$255,765
2026	-
2027	697,614
2028	790,592
2029	826,047
2030	8,434,155
Grand total	$11,004,173

During the first quarter of 2025, the Company identified that its 2024 Debt Service Coverage Ratio (DSCR), based upon payment terms under the PCCU Note, measured on the balance sheet date, fell below the required threshold, leading to a potential breach of the covenant under the terms of the PCCU Note. The DSCR covenant mandates that the Company maintain a minimum ratio of 1.4 to 1.0, assessed annually. PCCU waived the potential covenant breach prior to the Amended PCCU Note thus there was no event of default. Management is actively monitoring the Company’s financial performance and liquidity position to ensure compliance with all debt covenants in future periods. The Company continues to evaluate operational and financial strategies to strengthen its ability to meet its debt obligations.